T. ROWE PRICE EQUITY INCOME ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.7%
AT&T	13,083	230
Verizon Communications	21,230	891
		1,121
Entertainment 1.5%
Walt Disney	18,672	2,285
		2,285
Interactive Media & Services 0.0%
Meta Platforms, Class A (1)	75	36
		36
Media 2.6%
Comcast, Class A	11,036	478
News, Class A	124,901	3,270
News, Class B	12,459	337
		4,085
Total Communication Services		7,527
CONSUMER DISCRETIONARY 3.1%
Automobiles 0.6%
General Motors	21,726	985
		985
Broadline Retail 0.5%
Kohl's	26,521	773
		773
Hotels Restaurants & Leisure 1.1%
Las Vegas Sands	33,471	1,731
		1,731
Leisure Products 0.5%
Mattel (1)	41,054	813
		813
Specialty Retail 0.4%
Best Buy	2,160	177
TJX	4,807	488
		665
Total Consumer Discretionary		4,967

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 8.2%
Beverages 0.1%
Constellation Brands, Class A	721	196
		196
Consumer Staples Distribution & Retail 1.4%
Dollar General	2,659	415
Walmart	29,436	1,771
		2,186
Food Products 2.1%
Conagra Brands	60,338	1,788
Mondelez International, Class A	1,851	130
Tyson Foods, Class A	22,921	1,346
		3,264
Household Products 2.0%
Colgate-Palmolive	12,062	1,086
Kimberly-Clark	16,711	2,162
		3,248
Personal Care Products 1.1%
Kenvue	81,895	1,757
		1,757
Tobacco 1.5%
Philip Morris International	25,538	2,340
		2,340
Total Consumer Staples		12,991
ENERGY 9.1%
Energy Equipment & Services 0.2%
Baker Hughes	9,100	305
		305
Oil, Gas & Consumable Fuels 8.9%
Chevron	2,002	316
ConocoPhillips	4,605	586
Enbridge	24,523	887
EOG Resources	8,785	1,123
EQT	27,691	1,027
Exxon Mobil	21,385	2,486
Hess	7,319	1,117
Suncor Energy	26,725	986
TC Energy (2)	14,016	564
TotalEnergies, ADR (2)	60,845	4,188

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Williams	19,150	746
		14,026
Total Energy		14,331
FINANCIALS 23.8%
Banks 9.3%
Bank of America	22,519	854
Citigroup	26,753	1,692
Fifth Third Bancorp	55,267	2,056
Huntington Bancshares	112,010	1,563
JPMorgan Chase	10,280	2,059
US Bancorp	37,960	1,697
Wells Fargo	83,094	4,816
		14,737
Capital Markets 2.6%
Bank of New York Mellon	5,924	341
Carlyle Group	874	41
Charles Schwab	35,121	2,541
Goldman Sachs Group	1,326	554
Morgan Stanley	6,801	640
		4,117
Financial Services 3.3%
Apollo Global Management	4,300	484
Equitable Holdings	71,857	2,731
Fiserv (1)	12,321	1,969
		5,184
Insurance 8.6%
American International Group	50,359	3,937
Chubb	13,813	3,579
Hartford Financial Services Group	19,952	2,056
Loews	21,419	1,677
MetLife	32,980	2,444
		13,693
Total Financials		37,731
HEALTH CARE 16.0%
Biotechnology 0.8%
AbbVie	4,771	869
Biogen (1)	2,148	463
		1,332
Health Care Equipment & Supplies 4.5%
Becton Dickinson	10,924	2,703
GE HealthCare Technologies	7,889	717
Medtronic	15,751	1,373

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Zimmer Biomet Holdings	17,675	2,333
		7,126
Health Care Providers & Services 5.4%
Cardinal Health	2,307	258
Centene (1)	4,680	368
Cigna	5,490	1,994
CVS Health	22,630	1,805
Elevance Health	7,527	3,903
Humana	370	128
		8,456
Pharmaceuticals 5.3%
AstraZeneca, ADR	17,174	1,164
Bristol-Myers Squibb	11,100	602
Johnson & Johnson	11,084	1,753
Merck	11,947	1,576
Pfizer	39,259	1,089
Sanofi, ADR	21,270	1,034
Viatris	95,151	1,136
		8,354
Total Health Care		25,268
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 2.9%
Boeing (1)	10,044	1,938
L3Harris Technologies	12,581	2,681
		4,619
Air Freight & Logistics 1.0%
United Parcel Service, Class B	10,224	1,520
		1,520
Commercial Services & Supplies 0.3%
Stericycle (1)	9,453	499
		499
Ground Transportation 1.2%
Norfolk Southern	4,912	1,252
Union Pacific	3,010	740
		1,992
Industrial Conglomerates 3.1%
3M	4,094	434
General Electric	22,616	3,970
Honeywell International	2,482	509
		4,913

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 2.0%
Cummins	2,918	860
Flowserve	1,178	54
Stanley Black & Decker	22,326	2,186
		3,100
Passenger Airlines 0.8%
Southwest Airlines	44,113	1,288
		1,288
Total Industrials & Business Services		17,931
INFORMATION TECHNOLOGY 9.6%
Communications Equipment 0.2%
Cisco Systems	6,107	305
		305
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity	6,369	925
		925
IT Services 0.5%
Accenture, Class A	2,273	788
		788
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices (1)	626	113
Applied Materials	10,372	2,139
Intel	12,204	539
NXP Semiconductors	6,334	1,569
QUALCOMM	28,769	4,871
Texas Instruments	7,436	1,295
		10,526
Software 1.7%
Microsoft	6,356	2,674
		2,674
Total Information Technology		15,218
MATERIALS 3.1%
Chemicals 2.0%
CF Industries Holdings	33,694	2,804
International Flavors & Fragrances	3,698	318
		3,122
Containers & Packaging 1.1%
International Paper	46,502	1,814
		1,814
Total Materials		4,936

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 4.1%
Health Care REITs 0.0%
Welltower, REIT	338	32
		32
Industrial REITs 0.2%
Rexford Industrial Realty, REIT	7,872	396
		396
Office REITs 0.1%
Vornado Realty Trust, REIT	3,515	101
		101
Residential REITs 1.3%
Equity Residential, REIT	33,724	2,128
		2,128
Specialized REITs 2.5%
Rayonier, REIT	38,125	1,267
Weyerhaeuser, REIT	73,361	2,635
		3,902
Total Real Estate		6,559
UTILITIES 6.2%
Electric Utilities 3.3%
NextEra Energy	21,180	1,354
PG&E	10,653	178
Southern	51,374	3,686
		5,218
Multi-Utilities 2.9%
Ameren	15,969	1,181
Dominion Energy	39,325	1,935
NiSource	10,389	287
Sempra	15,594	1,120
		4,523
Total Utilities		9,741
Total Common Stocks (Cost $135,619)		157,200
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.26% (3)	986,599	987
Total Short-Term Investments (Cost $987)		987

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4)	3,081,127	3,081
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		3,081
Total Securities Lending Collateral (Cost $3,081)		3,081
Total Investments in Securities 101.9% of Net Assets (Cost $139,687)		$161,268
Other Assets Less Liabilities (1.9%)		(2,987)
Net Assets 100.0%		$158,281

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$5,030	¤	¤	$3,081
	Total			$3,081^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,081.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF787-054Q1
03/24